Note 8 Stock Compensation (Policies)	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock Compensation

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2012 and 2011: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, between 115% and 118% in 2012 and between 116% and 125% in 2011, risk-free interest rate between 0.63% and 2.26% in 2012 and between 0.96% and 2.15% in 2011 and expected option life of five to ten years in 2012 and three to five years in 2011.